Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

The Company has three reportable segments: Americas, EMEA, and APAC. The Americas segment includes the U.S., Canada and Latin America. The EMEA segment is made up of markets in Europe, Middle East and Africa, including Russia and the commonwealth of independent states. The APAC segment is principally comprised of markets in China, Singapore, Australia, India, Malaysia, Indonesia, Thailand and Philippines. The changes in the carrying amount of goodwill by reportable segment for the six months ended June 30, 2016, were as follows:

(in millions)	Americas	EMEA	APAC	Total
Balance as of December 31, 2015	$832.6	$4.8	$8.4	$845.8
Foreign currency impact	—	0.1	—	0.1

Balance as of June 30, 2016	$832.6	$4.9	$8.4	$845.9

The Company accounts for goodwill and other intangible assets under the guidance of ASC Topic 350, “Intangibles — Goodwill and Other.” The Company performs an annual impairment test or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company tests its reporting units and indefinite-lived intangible assets using a fair-value method based on the present value of future cash flows, which involves management’s judgments and assumptions about the amounts of those cash flows and the discount rates used. The estimated fair value is then compared with the carrying amount of the reporting unit, including recorded goodwill, or indefinite-lived intangible asset. The intangible asset is then subject to risk of write-down to the extent that the carrying amount exceeds the estimated fair value.

As of June 30, 2016, the Company performed the annual impairment test for its reporting units, which were Americas, EMEA, and APAC, as well as its indefinite-lived intangible assets, and based on those results, the fair value of each of the Company’s reporting units exceeded their respective carrying values and no impairment was indicated.

The gross carrying amount and accumulated amortization of the Company’s intangible assets other than goodwill are as follows as of June 30, 2016 and December 31, 2015:

	June 30, 2016			December 31, 2015
(in millions)	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value
Trademarks and tradenames	$174.8	$—	$174.8	$175.1	$—	$175.1
Customer relationships	415.3	(161.0)	254.3	415.2	(150.4)	264.8
Patents	1.7	(1.7)	—	1.7	(1.6)	0.1
Other intangibles	142.6	(68.4)	74.2	143.2	(63.6)	79.6

Total	$734.4	$(231.1)	$503.3	$735.2	$(215.6)	$519.6

Amortization expense for the three months ended June 30, 2016 and 2015 was $7.9 million.

Amortization expense for the six months ended June 30, 2016 and 2015 was $15.7 million.

9. Goodwill and Other Intangible Assets

MFS has three reportable segments: Americas, EMEA, and APAC. The changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2015, 2014 and 2013 were as follows:

(in millions)	Americas	EMEA	APAC	Total
Gross balance as of January 1, 2013	$1,172.8	$204.5	$7.4	$1,384.7
Acquisition of Inducs	—	5.0	—	5.0
Restructuring reserve adjustment	(0.7)	—	—	(0.7)
Foreign currency impact	0.6	(0.6)	0.1	0.1

Gross balance as of December 31, 2013	1,172.7	208.9	7.5	1,389.1
Accumulated asset impairments	(312.2)	(203.5)	—	(515.7)

Net balance as of December 31, 2013	860.5	5.4	7.5	873.4
Foreign currency impact	—	(0.5)	(0.1)	(0.6)

Gross balance as of December 31, 2014	1,172.7	208.4	7.4	1,388.5
Accumulated asset impairments	(312.2)	(203.5)	—	(515.7)

Net balance as of December 31, 2014	860.5	4.9	7.4	872.8
Foreign currency impact	—	(0.1)	(0.4)	(0.5)
Impact of acquisitions and divestitures	(27.9)	—	1.4	(26.5)

Gross balance as of December 31, 2015	1,144.8	208.3	8.4	1,361.5
Accumulated asset impairments	(312.2)	(203.5)	—	(515.7)

Net balance as of December 31, 2015	$832.6	$4.8	$8.4	$845.8

MFS accounts for goodwill and other intangible assets under the guidance of ASC Topic 350, “Intangibles - Goodwill and Other.” MFS performs an annual impairment test at June 30 of every year or more frequently if events or changes in circumstances indicate that the asset might be impaired. MFS tests its reporting units and indefinite-lived intangible assets using a fair-value method based on the present value of future cash flows, which involves management’s judgments and assumptions about the amounts of those cash flows and the discount rates used. The estimated fair value is then compared with the carrying amount of the reporting unit, including recorded goodwill, or indefinite-lived intangible asset. The intangible asset is then subject to risk of write-down to the extent that the carrying amount exceeds the estimated fair value.

As of June 30, 2015, 2014, and 2013, MFS performed the annual impairment test for its reporting units, which were Americas; EMEA; and APAC, as well as its indefinite-lived intangible assets, and based on those results, no impairment was indicated in any of those periods.

As discussed in Note 3, “Acquisitions,” on October 1, 2013, MFS acquired all remaining shares of Inducs in which it previously held a minority interest. The aggregate purchase price of $12.2 million, net of cash, resulted in $7.0 million of identifiable intangible assets and $5.0 million of goodwill. Of the $7.0 million of acquired intangible assets, $0.7 million was assigned to trademarks that are not subject to amortization, $1.2 million was assigned to customer relationships with a useful life of 19 years, and $5.1 million was assigned to developed technology with a useful life of 12 years. On October 21, 2015, the Company acquired the remaining 50% of outstanding shares of a joint venture in Thailand. The purchase price, net of cash acquired, was approximately $5.3 million. Allocation of the purchase price resulted in $1.4 million of goodwill and $4.2 million of intangible assets.

The gross carrying amount and accumulated amortization of MFS’ intangible assets other than goodwill are as follows as of December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
(in millions)	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value
Trademarks and tradenames	$175.1	$—	$175.1	$199.4	$—	$199.4
Customer relationships	415.2	(150.4)	264.8	415.0	(129.5)	285.5
Patents	1.7	(1.6)	0.1	1.7	(1.4)	0.3
Other intangibles	143.2	(63.6)	79.6	160.7	(61.4)	99.3

Total	$735.2	$(215.6)	$519.6	$776.8	$(192.3)	$584.5

Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $31.4 million, $31.8 million and $31.4 million, respectively. Excluding the impact of any future acquisitions or divestitures, MFS anticipates amortization will be approximately $32 million per year for the next five years.